Schedule of financing costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating And Non-operating Costs
Interest on bank loan		$ 2	$ 1	$ 4
Interest on government loans	3	4	6	8
Interest on lease obligations	11	9	23	20
Interest on loan payable	7		15
Interest on accounts payable	2		6	1
Total financing costs	$ 23	$ 15	$ 51	$ 33